Debt (Non-revolving Credit Facility) (Details)			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Term of issuance			20 years
Outstanding borrowings			$ 572,000,000	$ 723,000,000		$ 289,000,000	$ 368,000,000
Interest rate			0.81%	0.81%		0.87%	0.87%
Available borrowing capacity						$ 310,000,000
Non-Revolving Credit Facility Due 2020 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 300,000,000
Non-Revolving Credit Facility Due 2021 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 310,000,000
Equipment Loan, Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 310,000,000				$ 389,000,000
Repayment of credit facility	$ 27,000,000	$ 33,000,000